CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Sep. 30, 2024	Jan. 02, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	190,000,000		190,000,000	190,000,000
Common stock, shares issued (in shares)	6,208,935		6,205,506	0
Common Stock, Shares, Outstanding (in shares)	6,208,935		6,205,506	0
Roth CH Acquisition V Co.
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000		50,000,000	50,000,000
Common stock, shares issued (in shares)		575,000
Roth CH Acquisition V Co. | Common stock subject to possible redemption
Common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock subject to possible redemption, outstanding (in shares)	1,582,797		1,582,797	11,500,000
Common stock subject to possible redemption, redemption value (in dollars per share)	$ 11.22		$ 10.71	$ 10.24
Common stock, shares issued (in shares)	3,336,500		3,336,500	3,336,500
Common Stock, Shares, Outstanding (in shares)	3,336,500		3,336,500	3,336,500
Roth CH Acquisition V Co. | Non-redeemable common stock
Common stock subject to possible redemption, outstanding (in shares)	1,582,797		1,582,797
Common stock, shares issued (in shares)	3,336,500		3,336,500	3,336,500
Common Stock, Shares, Outstanding (in shares)	3,336,500		3,336,500	3,336,500